Taxes (Details) - Schedule of Deferred Tax Assets, Net - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Schedule of Deferred Tax Assets, Net [Abstract]
Net operating loss	$ 3,124,927	$ 2,923,229
Impairment of property and equipment	57,193	57,193
Total deferred tax assets	3,182,120	2,980,422
Valuation allowance	(3,182,120)	(2,980,422)
Total deferred tax assets, net